CHAPMAN AND CUTLER LLP                                 111 WEST MONROE STREET
                                                      CHICAGO, ILLINOIS 60603


                                  July 23, 2013


Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549


         Re:        First Trust Exchange-Traded Fund V


Ladies and Gentlemen:

      On behalf of First Trust Exchange-Traded Fund V (the "Registrant"), we are transmitting for electronic filing under the Securities Act of 1933, as amended (the "1933 Act"), and the Investment Company Act of 1940, as amended, Pre-effective Amendment No. 4 to the Registrant's registration statement on Form N-1A (the "Registration Statement"). The Registration Statement relates to First Trust Morningstar Managed Futures Strategy Fund, a series of the Registrant (the "Fund"). The purpose of the Amendment is to include exhibits relating to the Fund.

      If we may cooperate with you in any way in the processing of this registration statement, please telephone the undersigned at (312) 845-3484.

                                          Very truly yours,

                                          CHAPMAN AND CUTLER LLP


                                          By: /s/ Morrison C. Warren
                                              --------------------------------
                                                  Morrison C. Warren

Enclosures